Share-based payments - Outstanding DSUs Activity (Details) - DSUs	6 Months Ended
Jun. 30, 2019 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of period (in shares)	4,391,997
Issued (in shares)	62,371
Settlement of RSUs/PSUs (in shares)	146,960
Dividends credited (in shares)	119,313
Settled (in shares)	(121,040)
Outstanding, end of period (in shares)	4,599,601
Weighted average fair value at measurement date, other equity instruments granted | $	$ 58